Fair Value Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value
Investment securities available for sale	$ 53,391	$ 45,127	$ 45,604
Related Allowance	123	87
Level 2 Inputs | Carrying Amount
Assets measured at fair value
Investment securities available for sale	53,391	45,127	45,604
Recurring
Assets measured at fair value
Investment securities available for sale	53,391	45,127	45,604
Liabilities measured at fair value	0	0	0
Transfer of assets from Level 2 to Level 3	0	0	0
Transfer of assets from Level 3 to Level 2	0	0	0
Recurring | Level 2 Inputs
Assets measured at fair value
Investment securities available for sale	53,391	45,127	45,604
Non-recurring
Assets measured at fair value
Impaired loans	1,783	2,056	4,155
Other real estate owned	493	50	1,797
Related Allowance		87	0
Liabilities measured at fair value	0	0	0
Non-recurring | Carrying Amount
Assets measured at fair value
Impaired loans		2,056	4,155
Other real estate owned		53	1,959
Non-recurring | Period Ended Total Losses
Assets measured at fair value
Other real estate owned		3	162
Non-recurring | Level 3 Inputs
Assets measured at fair value
Impaired loans	1,783	2,056	4,155
Other real estate owned	$ 493	$ 50	$ 1,797